Jason L. Kent (858) 550-6044 jkent@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

October 30, 2007

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Russell Mancuso
Jay Mumford

RE:	Entropic Communications, Inc.
Registration Statement on Form S-1 (File No. 333-144899)
Amendment No. 5

Dear Messrs. Mancuso and Mumford:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Entropic Communications, Inc. (the “Company”), is Amendment No. 5 (“Amendment No. 5”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on July 27, 2007. The copy of Amendment No. 5 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as filed with the Commission on October 22, 2007.

Amendment No. 5 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated October 26, 2007 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 5.

Staff Comments and Company Responses

Graphics

1.	We note your response to our prior comment 1. You describe in the summary that certain of your products are currently used and others “can potentially be used” in various applications. It is unclear how the prospectus graphics make that distinction.

Response: The Company advises the Staff that following a detailed review of its product portfolio and recent developments in its business, the Company has confirmed that its products are currently used in each application depicted in the prospectus graphic – HDTV, high-speed broadband access, triple-play services, video downloads, multi-room DVR, online gaming, PC to TV, and wireless backbone.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 30, 2007

Page Two

Such confirmation is consistent with, and supported by, the following disclosure appearing on page 2 of the prospectus, which the Company has revised and reordered to more clearly indicate the current deployment status of its products with respect to the applications described therein (emphasis added):

We provide systems solutions comprised of silicon integrated circuits and associated software as a platform to enable delivery of multiple streams of HD video and other multimedia content into and throughout the home. Our products include home networking, broadband access, DBS outdoor unit and silicon television tuner solutions. Service providers currently employ our home networking solutions to offer consumer applications such as multi-room DVR, multi-room and online gaming, personal computer-to-television personal content sharing, and streaming of downloaded movies stored on a personal computer to a television. Moreover, our solutions are currently utilized to enhance a variety of service offerings, including video “placeshifting,” or the ability to access content from multiple locations and devices, video “timeshifting,” or the ability to pause, fast forward and rewind live or stored video, wireless “backbone,” or the ability to use in-home coaxial cables to increase the coverage of the wireless home network, and “triple-play” services, or bundled video, voice and broadband data services.

Accordingly, the Company respectfully submits that the prospectus graphic objectively depicts the Company’s business.

The Offering, page 6

2.	Please tell us why the certificates formerly representing RF Magic’s capital stock have not been surrendered to date. Also tell us the effect of the failure to surrender on the acquisition.

Response: The Company advises that Staff that pursuant to the terms of the merger agreement between Entropic and RF Magic, all of the stock certificates formerly representing shares of RF Magic’s capital stock were converted into only the right to receive shares of the Company’s capital stock. The terms of the merger agreement require the former RF Magic stockholders to surrender their RF Magic stock certificates to the Company’s transfer agent for proper cancellation prior to being issued shares of the Company’s capital stock. The Company believes that some former RF Magic stockholders may have had difficulty locating their RF Magic stock certificates or may have been delinquent in surrendering these stock certificates to the Company’s transfer agent. Many of the individuals who had not surrendered their RF Magic stock certificates as of September 30, 2007 have since done so.

The Company further advises the Staff that the failure of any former RF Magic stockholders to surrender their RF Magic stock certificates will have no effect on the Company’s acquisition of RF Magic.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 30, 2007

Page Three

Risk Factors, page 29

3.	With a view toward disclosure, please tell us the amount of indemnification sought. Also tell us how long you have been evaluating the claims and why your evaluation do date does not permit you to provide any more meaningful information regarding the magnitude of the risk.

Response: The Company advises the Staff that it has certain indemnification obligations with respect to the products that it sells to Motorola. The Company’s obligations are conditioned upon, among other things, Motorola providing prompt notice to the Company of any claims, demands or lawsuits for which Motorola might be entitled to indemnification. To ensure it meets its obligation to give prompt notice, Motorola may choose to provide an early notice and request for indemnification to the Company before any claim or demand is made on Motorola and before any determination is made that Motorola would be entitled to indemnification from the Company.

On August 21, 2007, the Company received a letter from Motorola stating that Rambus, Inc. had contacted Motorola alleging that memory products and related interfaces used in Motorola products infringe one or more Rambus patents. No Entropic products were identified in the letter. Motorola requested indemnification to the extent that any products supplied by the Company infringe any Rambus patents. The Company is not aware that any products it supplies or has supplied to Motorola would infringe a Rambus patent. On September 11, 2007, the Company sent a response to Motorola requesting that Motorola provide an analysis of why it believes any Entropic products might be at issue in Rambus’ patent infringement assertions. To date, the Company has received no further communication from Motorola regarding this matter.

On October 8, 2007, the Company received a letter from Motorola informing the Company that Motorola has been named in two patent disputes brought by Tessera, Inc. based on Motorola’s use of semiconductor chip assemblies. In its complaints against Motorola, Tessera identified semiconductor companies that it believes infringe its patents. The Company was not among the companies named in these proceedings, but in its letter Motorola stated that in discovery discussions Tessera had indicated that the semiconductor chip assemblies the Company supplies may infringe its patents. Motorola requested indemnification to the extent products supplied by the Company infringe these patents. The Company is currently investigating whether any products it supplies to Motorola may infringe Tessera’s patents. The Company’s semiconductor chip assemblies are provided by its vendor, Amkor Technology, Inc., and the Company believes that Amkor is a licensee of Tessera with respect to certain patents related to semiconductor chip assemblies. Given how recently it received the letter from Motorola, the Company has not had sufficient time to provide a plenary response to Motorola’s letter and notes further that the letter does not provide any meaningful information as to the specific bases for which indemnity is being sought. Nor has the Company yet been able to determine whether its products might infringe Tessera’s patents, the extent to which Amkor may have a license from Tessera or the extent to which the Company may be entitled to seek recourse from Amkor if Amkor does not have any required license from Tessera.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 30, 2007

Page Four

In both instances related above, the Company has expressly reserved all of its rights with regard to the requests for indemnity.

Because of the facts and circumstances described above and the preliminary status of its investigations, the Company’s evaluation to date does not permit it to provide any more meaningful information regarding the magnitude of the risk associated with Motorola’s requests for indemnification. The Company has, however, revised the disclosure on pages 30 and 76 to clarify that no specific amounts of indemnity have been sought, and that the Company is unable to predict the ultimate outcome of such matters due to the preliminary nature of the indemnity requests and the early status of the Company’s investigations.

Use of Proceeds, page 38

4.	If you will not satisfy the threshold to avoid the prepayment penalty, please quantify the dollar amount of the penalty, and disclose whether proceeds will be used to pay the penalty.

Response: The Company has revised the disclosure on page 39 as requested.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 55

Comparison of Nine Month Periods, page 65

5.	Please reconcile the disclosure in this section regarding the number of your employees with the disclosure on page 95.

Response: The Company has revised the disclosure on page 67 as requested.

6.	Please separately quantify the extent of increased revenues attributable to acquisitions.

Response: The Company has revised the disclosure on page 66 as requested.

Quarterly Results of Operations, page 69

Non-GAAP Financial Measures, page 71

7.	We note that you present non-GAAP financial measures and reconciliations in the form of two pro forma statements of operations for the quarters ended March 31, 2007 and June 30, 2007. This format may be confusing to investors as it reflects numerous non-GAAP financial measures which have not been individually described to investors as required by S-K Item 10(e). It is not clear whether management uses each of these non-GAAP measures or if they are shown here primarily as a result of the presentation format. When presenting non-GAAP financial information you must provide all the disclosures required by S-K Item 10(e) for each individual non-GAAP financial measure,

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 30, 2007

Page Five

including reconciliation to the directly comparable GAAP measure for each non-GAAP financial measure presented and explanation why you believe each non-GAAP financial measure provides useful information to investors. Please remove the pro forma statements of operations for the individual quarters and instead disclose only those non-GAAP measures used by management that you wish to highlight for investors, with the appropriate reconciliations and disclosures required by S-K Item 10(e).

Response: Pursuant to the Staff’s comment, the Company has removed the above referenced disclosure.

Intellectual Property, page 94

8.	From the quantitative disclosure in response to prior comment 4, it remains unclear how investors can evaluate the extent to which you own material intellectual property that need not be licensed to others and upon which you can compete. Therefore, we reissue the comment.

Response: The Company has revised the disclosure on page 93 in accordance with the Staff’s comment and a subsequent telephonic discussion with the Staff regarding such disclosure.

Long-term Incentives, page 106

9.	We note your disclosure in response to prior comment 5. Please clarify whether the milestones for the long-term awards were the same as for the bonuses. If not, please disclose the differences.

Response: The Company has revised the disclosure on page 105 to clarify that the milestones for the 2006 stock option grants to the Company’s Chief Executive Officer and its Vice President of Worldwide Sales were based on achieving $23 million in annual sales (a subset of the milestones under their 2006 bonus plans), 30% gross profit margins (not a subset of the milestones under their bonus plans) as well as design wins in specified geographic regions and market segments (a subset of the milestones under their 2006 bonus plans).

Severance and Change in Control Payments, page 108

10.	Please identify the companies used for the comparison mentioned in the second paragraph. To the extent that the companies differ from those used for benchmarking other elements of compensation, please discuss the reasons for the differences.

Response: The Company has revised the disclosure on pages 106 and 107 as requested.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 30, 2007

Page Six

Sales of Securities, page 125

11.	With a view toward disclosure, please tell us the number of shares held by related parties that have not yet been surrendered in connection with the RF Magic acquisition.

Response: The Company advises the Staff that there are no related parties that have not yet surrendered their shares in connection with the RF Magic acquisition.

Agreements with Motorola, page 129

12.	We reissue prior comment 6 in part. Please disclose the amount paid under the supply agreement and the agreement for services. Also disclose the nature of services performed by General Instrument Corporation.

Response: The Company has revised the disclosure on page 128 as requested. In addition, the Company respectfully submits that the Company, and not General Instrument Corporation, performs services under the agreement for services between the parties. The Company has clarified the disclosure regarding this arrangement on page 128.

Principal and Selling Stockholders, page 130

13.	We note you have added selling stockholders. Please respond to comment 52 in our comment letter dated August 23, 2007.

Response: The Company respectfully advises the Staff that one of the selling stockholders, SVB Financial Group, is the parent company of SVB Securities, a registered broker-dealer. SVB Securities has made all of the affiliate representations referred to in comment 52 of the Staff’s comment letter dated August 23, 2007, and the Company has added disclosure to that effect on pages 133 and 134. The Company further advises the Staff that none of the other selling stockholders are broker-dealers or affiliates of broker-dealers.

14.	Please identify the individuals with beneficial ownership over the shares held by the entities listed in the selling stockholder table. For example, we note footnotes 20 and 21.

Response: The Company has revised the disclosure on page 133 as requested.

15.	Please clarify how a partial exercise of the over-allotment option will be allocated among the selling stockholders.

Response: The Company has revised the disclosure on page 133 as requested.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

United States Securities and Exchange

Commission

October 30, 2007

Page Seven

16.	Please disclose the terms of the transactions in which the selling security holders acquired the securities that they will convert or exercise to obtain the common stock to be sold in this offering. Include the date and the consideration paid.

Response: The Company has revised the disclosure on pages 133 through 135 as requested.

Note 6 Commitments and Contingencies, page F-25

17.	On page F-24 of Amendment No. 3 you presented a table of payments required for the software license and maintenance agreement with Cadence Design. Please explain to us why you have removed this disclosure from Note 6 in Amendment No 4 and why this disclosure is no longer necessary. Please also ensure that the commitments disclosure as of September 30, 2007 can be easily reconciled with the commitments disclosure presented on page 78 of MD&A.

Response: The Company advises the Staff that prior disclosure regarding payments required for the software license and maintenance agreement with Cadence Design was removed due to the fact that those amounts are part of noncancelable operating lease payments already included in the table set forth in Note 6 to the Company’s financial statements. In addition, in response to the Staff’s comment, the Company has revised the disclosure on pages 76, F-21, F-25 and F-26 to facilitate reconciliation of the commitments disclosure as of September 30, 2007 in the Company’s financial statements and the corresponding disclosure in MD&A.

* * * * * * * * * *

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 5 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 5 or this response letter to me at (858) 550-6044 or to Charles Kim at (858) 550-6049.

Sincerely,

/s/    Jason L. Kent

Jason L. Kent

cc:	Patrick C. Henry, Entropic Communications, Inc.
Lance W. Bridges, Esq., Entropic Communications, Inc.
Frederick T. Muto, Esq., Cooley Godward Kronish LLP
Charles S. Kim, Esq., Cooley Godward Kronish LLP
Alan F. Denenberg, Esq., Davis Polk & Wardwell

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM